                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/02

Check here if Amendment      [  ];  Amendment Number: _____________
         This Amendment  (Check only one.):     [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Menno Insurance Service d/b/a MMA Capital Management
Address:                    1110 North Main Street
                            Goshen
                            Indiana  46528

13F File Number:             28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Howard L. Brenneman
Title:                       President
Phone:                       574/533-9511

Signature, Place, and Date of Signing:

      /s/  Howard L. Brenneman           Goshen, IN                  1/29/03
----------------------------------     ---------------            -------------
           [Signature]                  [City, State]                  Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       -0-

Form 13F Information Table Entry Total:               $184,419,563.00

Form 13F Information Table Value Total:               $192,775,764.00
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.                   13F File Number          Name

          ______________        28 - ______________      ______________________

          [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                Title of                Fair Market                 Investment
Issuer                            Class      Cusip         Value         Shares     Discretion   Voting Authority
------------------------------  ---------  ---------  --------------  ------------  ----------  ------------------
AMB Property Corp               Common     00163T109    1,758,290.00     64,265.00     Sole     Sole      64265
AOL Time Warner Inc             Common     00184A105    1,650,142.00    125,965.00     Sole     Sole      125965
AT&T Wireless Services Inc      Common     00209A106      675,305.00    119,523.00     Sole     Sole      119523
Air Products & Chemicals Inc    Common     009158106    3,064,277.00     71,679.00     Sole     Sole      71679
Albertson's Inc                 Common     013104104    1,621,841.00     72,859.00     Sole     Sole      72859
Allstate Corp                   Common     020002101    4,219,375.00    114,068.00     Sole     Sole      114068
Altera Corporation              Common     021441100      647,325.00     52,500.00     Sole     Sole      52500
American International Group    Common     026874107    3,536,313.00     61,129.00     Sole     Sole      61129
Anadarko Petroleum Corp         Common     032511107    2,350,022.00     49,061.00     Sole     Sole      49061
Applied Materials               Common     038222105      616,319.00     47,300.00     Sole     Sole      47300
BP PLC                          Common     055622104    5,197,916.00    127,870.00     Sole     Sole      127870
Bank of America Corp            Common     060505104    5,134,683.00     73,806.00     Sole     Sole      73806
Bank One Corp                   Common     06423A103    3,460,444.00     94,677.00     Sole     Sole      94677
Bellsouth Corp                  Common     079860102      408,177.00     15,778.00     Sole     Sole      15778
Biomet Inc                      Common     090613100    3,479,338.00    121,400.50     Sole     Sole      121400.5
Cardinal Health Inc             Common     14149Y108    5,612,692.00     94,825.00     Sole     Sole      94825
Chubb Corp                      Common     171232101    3,381,359.00     64,777.00     Sole     Sole      64777
Cisco Systems Inc               Common     17275R102    1,864,130.00    142,300.00     Sole     Sole      142300
Citigroup Inc                   Common     172967101    4,694,064.00    133,392.00     Sole     Sole      133392
ConocoPhillips                  Common     20825C104      302,944.00      6,260.47     Sole     Sole      6260.47
Darden Restaurants Inc          Common     237194105    1,427,717.00     69,815.00     Sole     Sole      69815
Dell Computer Corp              Common     247025109    1,812,972.00     67,800.00     Sole     Sole      67800
Dollar General Corp             Common     256669102    1,934,394.00    161,874.00     Sole     Sole      161874
Dura Automotive Systems         Preferred  26632M201      443,500.00     25,000.00     Sole     Sole      25000
Ensco International             Common     26874Q100    2,137,010.00     72,564.00     Sole     Sole      72564
Emerson Electric Co             Common     291011104    4,521,836.00     88,925.00     Sole     Sole      88925
Federal National Mortgage Assn  Common     313586109    5,506,648.00     85,600.00     Sole     Sole      85600
Fifth Third Bancorp             Common     316773100    3,729,635.00     63,700.00     Sole     Sole      63700


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Tuesday, January 28, 2003                                           Page 1 of 3

                                Title of                Fair Market                 Investment
Issuer                            Class      Cusip         Value         Shares     Discretion   Voting Authority
------------------------------  ---------  ---------  --------------  ------------  ----------  ------------------
First Data Corp                 Common     319963104    1,897,976.00     53,600.00     Sole     Sole      53600
FleetBoston Financial Corp      Common     339030108      216,513.00      8,910.00     Sole     Sole      8910
Ford Motor Co                   Common     345370860      144,885.00     15,579.00     Sole     Sole      15579
Gannett Co                      Common     364730101    2,282,809.00     31,794.00     Sole     Sole      31794
Gillette Company                Common     375766102    2,201,100.00     72,500.00     Sole     Sole      72500
Hewlett Packard Co              Common     428236103      449,711.00     25,905.00     Sole     Sole      25905
Intel Corp                      Common     458140100    2,271,663.00    145,900.00     Sole     Sole      145900
JP Morgan Chase & Co            Common     46625H100      406,776.00     16,949.00     Sole     Sole      16949
Jabil Circuit Inc               Common     466313103    1,521,121.00     84,884.00     Sole     Sole      84884
Johnson & Johnson               Common     478160104    6,430,430.00    119,725.00     Sole     Sole      119725
Kimberly-Clark Corp             Common     494368103    2,876,682.00     60,600.00     Sole     Sole      60600
Lowe's Companies                Common     548661107    3,136,875.00     83,650.00     Sole     Sole      83650
Masco Corp                      Common     574599106    3,990,112.00    189,554.00     Sole     Sole      189554
McDonalds Corp                  Common     580135101      173,278.00     10,776.00     Sole     Sole      10776
Medtronic, Inc                  Common     585055106    5,842,500.00    128,125.00     Sole     Sole      128125
Merck & Co Inc                  Common     589331107    3,707,955.00     65,500.00     Sole     Sole      65500
Merrill Lynch Co                Common     590188108      278,515.00      7,339.00     Sole     Sole      7339
Microsoft Corp                  Common     594918104    5,273,400.00    102,000.00     Sole     Sole      102000
Morgan Stanley                  Common     617446448      367,903.00      9,216.00     Sole     Sole      9216
Newell Rubbermaid, Inc          Common     651229106    2,437,016.00     80,350.00     Sole     Sole      80350
Norfolk Southern Corp           Common     655844108    2,108,925.00    105,499.00     Sole     Sole      105499
Nortel Networks Corp            Common     656568102       52,478.00     32,595.00     Sole     Sole      32595
Oracle Corp                     Common     68389X105    2,459,700.00    227,750.00     Sole     Sole      227750
Pepsico Inc                     Common     713448108    6,489,214.00    153,700.00     Sole     Sole      153700
Pfizer Inc                      Common     717081103    5,623,352.00    183,950.00     Sole     Sole      183950
Pitney Bowes Inc                Common     724479100    4,074,335.00    124,750.00     Sole     Sole      124750
Procter & Gamble Co             Common     742718109    5,530,239.00     64,350.00     Sole     Sole      64350
Protective Life                 Common     743674103    1,711,744.00     62,200.00     Sole     Sole      62200
Qwest Communications Intl       Common     749121109       71,965.00     14,393.00     Sole     Sole      14393
SBC Communications Inc          Common     78387G103    3,184,395.00    117,462.00     Sole     Sole      117462

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Tuesday, January 28, 2003                                           Page 2 of 3

                                Title of                Fair Market                 Investment
Issuer                            Class      Cusip         Value         Shares     Discretion   Voting Authority
------------------------------  ---------  ---------  --------------  ------------  ----------  ------------------
Safeway Inc                     Common     786514208    3,349,707.00    143,395.00     Sole     Sole      143395
Sara Lee Corp                   Common     803111103    2,617,913.00    116,300.00     Sole     Sole      116300
Schlumberger Ltd                Common     806857108    1,190,684.00     28,289.00     Sole     Sole      28289
Sonoco Products                 Common     835495102    3,065,741.00    133,700.00     Sole     Sole      133700
Sun Microsystems Inc            Common     866810104      566,011.00    181,997.00     Sole     Sole      181997
Target Corp                     Common     87612E106    4,227,000.00    140,900.00     Sole     Sole      140900
Texas Instruments Inc           Common     882508104    1,156,070.00     77,020.00     Sole     Sole      77020
Thomas & Betts Corp             Common     884315102    1,910,122.00    113,025.00     Sole     Sole      113025
U.S. Bancorp                    Common     902973304      345,080.00     16,262.00     Sole     Sole      16262
Verizon Communications Inc      Common     92343V104    2,390,875.00     61,700.00     Sole     Sole      61700
Wabash National Corp            Common     929566107    1,352,951.00    161,450.00     Sole     Sole      161450
Wachovia Corp                   Common     929903102      420,809.00     11,548.00     Sole     Sole      11548
Washington Mutual Inc           Common     939322103      213,430.00      6,181.00     Sole     Sole      6181
Wells Fargo Company             Common     949746101    6,001,422.00    128,044.00     Sole     Sole      128044
Wendys International Inc        Common     950590109      958,765.00     35,418.00     Sole     Sole      35418
Transocean Sedco Forex Inc      Common     G90078109    2,250,748.00     97,015.00     Sole     Sole      97015

Aggregate Total                                       192,775,764.00  6,469,889.76


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Tuesday, January 28, 2003                                           Page 3 of 3

FMV OF ALL LISTED SECURITIES

SumOfFair Market Value
----------------------
        184,419,563.00



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Tuesday, January 28, 2003                                           Page 1 of 1